Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and except for the following events with material financial impact on the Group’s consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On March 11, 2021, the Company granted total 752,185 share options to employees, directors, external consultants and advisors of the Group in accordance to the 2017 Share Option Plan with an exercise price of $2.76.

On March 26, 2021, the Company entered into a Sales Agreement (the “Sales Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright” or the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent Class A Ordinary Shares, par value $1.00 per share for an aggregate offering price of up to $15,000,000.